Property and Equipment	6 Months Ended
Jun. 30, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 3 - PROPERTY AND EQUIPMENT

At June 30, 2011 and December 31, 2010, property and equipment consisted of the following:

	Useful Life	2011	2010
Office equipment and furniture	10 Years	$129,131	$126,235
Manufacturing equipment	10 Years	16,086,073	15,662,571
Vehicles	10 Years	142,477	139,281
Construction in progress	-	1,417	90,274
Building and building improvements	10-20 Years	9,893,801	9,601,870
		26,252,899	25,620,231
Less: accumulated depreciation		(7,185,203)	(6,033,881)
		$19,067,696	$19,586,350

For the six months ended June 30, 2011 and 2010, depreciation expense amounted to $1,001,047 and $475,753, of which $877,687 and $369,856 is included in cost of sales, and $123,360 and $105,897 is included in general and administrative expenses, respectively.